STOCK BASED COMPENSATION (Narrative) (Details) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Oct. 21, 2010 Equity Incentive Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for grant under EIP			4,250,000
Equity incentive plan term	10 years	10 years	10 years
Stock option expense	$ 732,209	$ 376,437
Restricted shares awarded vested immediately	550,000
Unrecognized compensation expense related to non-vested restricted shares and stock option	100,000
Unrecognized compensation expense related to non-vested stock options, fair value at grant date	51,000
Unrecognized compensation expense to be recognized in 2013	70,000
Unrecognized compensation expense to be recognized in 2014	30,000
Weighted average fair value of stock options granted	$ 0.56	$ 1.04
Fair value of options vested	$ 242,160	$ 0